                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04893

                                   ----------

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                             2 AVENUE DE LAFAYETTE,
                                  P.O. Box 5049
                              BOSTON, MA 02206-5049
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                      Copy to:
          The Taiwan Fund, Inc.                     Leonard B. Mackey, Jr., Esq.
 c/o State Street Bank and Trust Company               Clifford Chance US LLP
     Attention: Elizabeth A. Watson,                     31 West 52nd Street
           Assistant Secretary                         New York, New York 10019
        4 Copley Place, 5th Floor
            Boston, MA 02116

Registrant's telephone number, including area code: (800) 636-9242

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/May 31, 2009 (Showing Percentage of Net Assets) (unaudited)

                                                                        US$
                                                                       VALUE
                                                         SHARES       (NOTE a)
                                                        ---------   ------------
COMMON STOCKS - 86.1%
BASIC INDUSTRIES -- 26.7%
AUTOMOBILES, TIRES & ACCESSORIES -- 1.0%
Yulon Nissan Motor Co., Ltd.                            1,370,000   $  2,399,779
                                                                    ------------
CEMENT -- 1.6%
Asia Cement Corp.                                       3,500,000      3,936,633
                                                                    ------------
FOOD -- 3.9%
Great Wall Enterprise Co., Ltd.                         2,000,339      2,157,677
Uni-President Enterprises Corp.                         3,500,000      3,877,476
Wei Chuan Food Corp. *                                  3,500,000      3,538,667
                                                                    ------------
                                                                       9,573,820
                                                                    ------------
GLASS -- 1.5%
Taiwan Glass Industrial Corp.                           5,500,000      3,794,502
                                                                    ------------
IRON & STEEL -- 2.8%
China Steel Corp.                                       7,000,000      5,958,728
Tung Ho Steel Enterprise Corp.                          1,000,000      1,044,852
                                                                    ------------
                                                                       7,003,580
                                                                    ------------
PAPER -- 0.2%
Kang Na Hsiung Enterprise Co., Ltd.                     1,000,000        588,497
                                                                    ------------
PETROLEUM SERVICES -- 2.0%
Formosa Petrochemical Corp.                             2,000,000      5,039,873
                                                                    ------------
PLASTICS -- 2.7%
Formosa Plastics Corp.                                  2,000,000      3,872,098
Nan Ya Plastics Corp.                                   2,000,000      2,857,977
                                                                    ------------
                                                                       6,730,075
                                                                    ------------
RETAIL -- 4.3%
President Chain Store Corp.                             2,500,000      6,453,496
Ruentex Industries, Ltd.                                4,000,000      4,179,407
                                                                    ------------
                                                                      10,632,903
                                                                    ------------
RUBBER -- 3.7%
Cheng Shin Rubber Industry Co., Ltd.                    4,000,000      6,736,221
TSRC Corp.                                              2,000,000      2,519,937
                                                                    ------------
                                                                       9,256,158
                                                                    ------------
TEXTILE -- 1.4%
Far Eastern Textile, Ltd.                               3,000,000      3,397,305
                                                                    ------------
TRANSPORTATION -- 1.6%
U-Ming Marine Transport Corp.                             800,000      1,659,471
Yang Ming Marine Transport                              5,000,000      2,243,358
                                                                    ------------
                                                                       3,902,829
                                                                    ------------
TOTAL BASIC INDUSTRIES                                                66,255,954
                                                                    ------------
FINANCE -- 8.5%
FINANCIAL SERVICES -- 8.5%
Cathay Financial Holding Co., Ltd.                      4,000,622      6,479,089
First Financial Holding Co., Ltd.                       8,000,500      5,372,103
Fubon Financial Holding Co., Ltd.                       4,500,000      4,363,025
SinoPac Financial Holdings Co., Ltd.                   10,000,000      3,134,555
Taishin Financial Holdings Co., Ltd.                    5,000,000      1,805,442
                                                                    ------------
TOTAL FINANCE                                                         21,154,214
                                                                    ------------

                                                                        US$
                                                                       VALUE
                                                         SHARES       (NOTE a)
                                                        ---------   ------------
TECHNOLOGY -- 50.9%
ELECTRONIC COMPONENTS -- 2.3%
Advanced Power Electronics Corp.                        1,000,000   $    891,197
Kinsus Interconnect Technology Corp.                    1,000,000      1,797,760
Silitech Technology Corp.                               1,400,000      2,990,120
                                                                    ------------
                                                                       5,679,077
                                                                    ------------
ELECTRONICS DISTRIBUTION -- 3.0%
Synnex Technology International Corp.                   4,500,000      7,370,815
                                                                    ------------
IC DESIGN -- 8.7%
MediaTek, Inc.                                          1,175,000     14,443,540
Novatek Microelectronics Corp. Ltd.                     1,000,878      2,429,875
Orise Technology Co., Ltd.                                600,000      1,004,902
RichTek Technology Corp.                                  525,000      3,654,292
                                                                    ------------
                                                                      21,532,609
                                                                    ------------
OPTOELECTRONICS -- 4.5%
Au Optronics Corp.                                      4,000,695      4,130,955
InnoLux Display Corp.                                   1,600,924      2,226,205
Largan Precision Co., Ltd.                                300,000      3,272,845
Motech Industries, Inc.                                   400,000      1,585,716
                                                                    ------------
                                                                      11,215,721
                                                                    ------------
OTHER ELECTRONIC -- 6.1%
Hon Hai Precision Industry Co., Ltd.                    4,000,874     15,122,924
                                                                    ------------
PC & PERIPHERALS -- 4.8%
Catcher Technology Co. Ltd.                             1,500,000      4,245,479
Quanta Computer, Inc.                                   3,000,000      4,794,026
Quanta Storage, Inc.                                    2,000,000      2,857,977
                                                                    ------------
                                                                      11,897,482
                                                                    ------------
SEMICONDUCTOR MANUFACTURING -- 8.5%
Siliconware Precision Industries Co.                    2,000,074      2,596,860
Taiwan Semiconductor
   Manufacturing Co., Ltd.                             10,000,426     18,562,276
                                                                    ------------
                                                                      21,159,136
                                                                    ------------
TELECOMMUNICATIONS -- 13.0%
Chunghwa Telecom Co., Ltd.                              5,000,094      9,526,770
Far EasTone Telecommunications Co., Ltd.                4,300,000      4,955,363
Gemtek Technology Corp.                                 1,500,000      2,678,201
HTC Corp.                                                 550,000      8,856,655
Taiwan Mobile Co., Ltd.                                 3,500,000      6,216,868
                                                                    ------------
                                                                      32,233,857
                                                                    ------------
TOTAL TECHNOLOGY                                                     126,211,621
                                                                    ------------
TOTAL COMMON STOCKS
   (Identified Cost -- $164,440,495)                                 213,621,789
                                                                    ------------
TOTAL INVESTMENTS -- 86.1%
   (Cost -- $164,440,495) **                                        $213,621,789
                                                                    ------------
OTHER ASSETS AND LIABILITIES, NET--13.9%                              34,524,373
                                                                    ------------
NET ASSETS--100.0%                                                  $248,146,162
                                                                    ============


                     See Notes to Schedule of Investments.                     1

NOTES TO SCHEDULE OF INVESTMENTS

US$   United States Dollar

*     Non-income producing

(a) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board of Directors if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

** At May 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $56,281,353 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,100,059 and net appreciation for financial reporting purposes was $49,181,294. At May 31, 2009, aggregate cost for financial reporting purposes was $164,440,495.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments carried at value:

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURITIES
----------------                                -------------
Level 1 - Quoted Prices                         $ 213,621,789
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                -------------
TOTAL                                           $ 213,621,789
                                                =============

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about fund derivative and hedging activities. There were no derivative instruments held by the Fund on May 31, 2009.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's disclosures.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Andrew Chen
    --------------------------------
    Andrew Chen
    Principal Executive Officer
    President of The Taiwan Fund, Inc.

Date: July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    --------------------------------
    Adelina Louie
    Principal Financial Officer
    Treasurer of The Taiwan Fund, Inc.

Date: July 28, 2009


By: /s/ Andrew Chen
    --------------------------------
    Andrew Chen
    Principal Executive Officer
    President of The Taiwan Fund, Inc.

Date: July 28, 2009